pioneer
                              The one to remember.(SM)

                                     PIONEER
                              --------------------
                                     GLOBAL
                                   INDUSTRIALS
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/02

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Schedule of Investments                       3
Financial Statements                          7
Notes to Financial Statements                13
Trustees, Officers and Service Providers     18

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

Shares                                                             Value
           COMMON STOCKS - 100.0%
           Basic Materials - 30.7%
           Aluminum - 3.3%
    80     Alcoa, Inc.                                           $ 3,006
                                                                 -------
           Chemicals - 8.2%
    25     Air Products & Chemicals, Inc.                        $ 1,212
    50     Dow Chemical Co.                                        1,564
   100     E.I. du Pont de Nemours and Co.                         4,684
                                                                 -------
                                                                 $ 7,460
                                                                 -------
           Chemicals (Diversified) - 3.8%
    55     Akzo Nobel                                            $ 2,429
    45     BOC Group Plc*                                            663
    70     WMC Ltd.                                                  347
                                                                 -------
                                                                 $ 3,439
                                                                 -------
           Chemicals (Specialty) - 0.9%
    15     Asahi Glass Company (A.D.R.)*                         $   844
                                                                 -------
           Construction (Cement & Aggregates) - 6.1%
   110     CRH Plc                                               $ 1,857
    70     Italcementi S.p.A.*                                       537
    60     James Hardie Industries NV*                               180
    30     LaFarge BR                                              2,585
   200     Transurban Group                                          418
                                                                 -------
                                                                 $ 5,577
                                                                 -------
           Containers & Packaging (Paper) - 0.4%
   100     Amcor Ltd.                                            $   391
                                                                 -------
           Gold & Precious Metals Mining - 0.2%
    96     Newmont Mining Corp.                                  $   229
                                                                 -------
           Iron & Steel - 2.2%
   240     Broken Hill Proprietary Co., Ltd.                     $ 1,462
   350     Nippon Steel Corp.*                                       525
                                                                 -------
                                                                 $ 1,987
                                                                 -------
           Metals Mining - 3.5%
    10     NSK Ltd. (A.D.R.)*                                    $   397
   140     Rio Tinto Plc.                                          2,810
                                                                 -------
                                                                 $ 3,207
                                                                 -------

The accompanying notes are an integral part of these financial statements.    3

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                             Value
             Paper & Forest Products - 2.1%
   1,500     Fletcher Challenge Forests*                         $   152
      40     International Paper Co.                               1,750
                                                                 -------
                                                                 $ 1,902
                                                                 -------
             Total Basic Materials                               $28,042
                                                                 -------
             Capital Goods - 37.7%
             Aerospace/Defense - 0.5%
      15     Thomson CSF*                                        $   489
                                                                 -------
             Electrical Equipment - 12.6%
     290     ABB Ltd.*                                           $ 2,068
      10     Emerson Electric Co.                                    576
     230     General Electric Co.                                  8,855
                                                                 -------
                                                                 $11,499
                                                                 -------
             Engineering & Construction - 1.0%
     130     Autostrade S.p.A.*                                  $   948
                                                                 -------
             Machinery (Diversified) - 1.8%
       5     Caterpillar, Inc.                                   $   278
   1,000     Invensys Plc                                          1,350
                                                                 -------
                                                                 $ 1,628
                                                                 -------
             Manufacturing (Diversified) - 19.3%
      30     American Standard Companies, Inc.*                  $ 1,959
      45     ITT Industries, Inc.                                  2,655
       5     Illinois Tool Works, Inc.                               368
       5     Minnesota Mining and Manufacturing Co. (3M)             590
     300     Pacific Dunlop Ltd.*                                    175
      10     Textron, Inc.                                           475
     240     Tyco International Ltd.                               6,984
      55     United Technologies Corp.                             4,012
      25     Wesfarmers Ltd.                                         415
                                                                 -------
                                                                 $17,633
                                                                 -------
             Manufacturing (Specialized) - 2.5%
   1,000     Pirelli S.p.A.                                      $ 1,507
     100     Tomra Systems ASA*                                      808
                                                                 -------
                                                                 $ 2,315
                                                                 -------
             Total Capital Goods                                 $34,512
                                                                 -------

4    The accompanying notes are an integral part of these financial statements.

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                           Value
           Communication Services - 2.2%
           Cellular/Wireless Telecommunications - 2.2%
    35     Hutchinson Whampoa (A.D.R.)*                        $ 1,428
    20     Itochu Corp.*                                           547
                                                               -------
                                                               $ 1,975
                                                               -------
           Total Communication Services                        $ 1,975
                                                               -------
           Consumer Cyclicals - 3.3%
           Services (Commercial & Consumer) - 2.9%
   450     Hays Plc                                            $ 1,242
    15     Secom Ltd.*                                           1,342
     5     TNT Post Group NV*                                      103
                                                               -------
                                                               $ 2,687
                                                               -------
           Textiles (Home Furnishings) - 0.4%
    15     Toray Industries*                                   $   363
                                                               -------
           Total Consumer Cyclicals                            $ 3,050
                                                               -------
           Consumer Staples - 0.6%
           Services (Employment) - 0.6%
    50     Vedior NV*                                          $   563
                                                               -------
           Total Consumer Staples                              $   563
                                                               -------
           Technology - 18.8%
           Electronics (Component Distributors) - 9.7%
    80     Siemens                                             $ 4,710
    70     W.W. Grainger, Inc.                                   4,149
                                                               -------
                                                               $ 8,859
                                                               -------
           Services (Data Processing) - 9.1%
    65     Automatic Data Processing, Inc.                     $ 3,426
    60     First Data Corp.                                      4,891
                                                               -------
                                                               $ 8,317
                                                               -------
           Total Technology                                    $17,176
                                                               -------
           Transportation - 6.7%
           Airlines - 2.1%
   125     BAA Plc*                                            $ 1,122
    50     Deutsche Lufthansa AG                                   772
                                                               -------
                                                               $ 1,894
                                                               -------

The accompanying notes are an integral part of these financial statements.    5

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/02 (unaudited) (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
           Railroads - 3.8%
  70       Canadian National Railway Co.                       $ 3,510
                                                               -------
           Shipping - 0.8%
  50       Associated British*                                 $   313
  80       Brambles Industries Ltd.*                               376
                                                               -------
                                                               $   689
                                                               -------
           Total Transportation                                $ 6,093
                                                               -------
           TOTAL COMMON STOCKS-100%
           (Cost $95,005)                                      $91,411
                                                               =======

*  Non-income producing security.

(a) At February 28, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $95,005 was as follows:
    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over cost                                     $  3,061
    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                                   (6,655)
                                                                              --------
    Net unrealized loss                                                       $ (3,594)
                                                                              ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2002 aggregated $105,390 and $10,226, respectively.

6    The accompanying notes are an integral part of these financial statements.

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
BALANCE SHEET 2/28/02 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $95,005)                $ 91,411
  Cash                                                                9,992
  Receivables -
     Investment securities sold                                       1,349
     Dividends, interest and foreign taxes withheld                      94
     Due from Pioneer Investment Management, Inc.                    25,207
                                                                   --------
       Total assets                                                $128,053
                                                                   --------
LIABILITIES:
  Payables -
     Investment securities purchased                               $  6,437
     Forward foreign currency settlement hedge contracts - net            4
  Due to affiliates                                                   5,238
  Accrued expenses                                                   20,187
                                                                   --------
       Total liabilities                                           $ 31,866
                                                                   --------
NET ASSETS:
  Paid-in capital                                                  $100,000
  Accumulated undistributed net investment income                        13
  Accumulated net realized loss on investments and foreign cur-
     rency transactions                                                (233)
  Net unrealized loss on investments                                 (3,594)
                                                                   --------
       Total net assets                                            $ 96,186
                                                                   ========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $96,186/10,000 shares)                         $   9.62
                                                                   ========
MAXIMUM OFFERING PRICE:
  Class A                                                          $  10.21
                                                                   ========

The accompanying notes are an integral part of these financial statements.    7

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Period from 1/11/02 (Commencement of Operations) to 2/28/02

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $6)               $ 157
  Interest                                                         76
                                                                ------
       Total investment income                                               $     233
                                                                             ---------
EXPENSES:
  Management fees                                              $  126
  Transfer agent fees
     Class A                                                      396
  Distribution fees
     Class A                                                       31
  Administrative fees                                           4,811
  Custodian fees                                                4,141
  Registration fees                                             1,973
  Professional fees                                            11,227
  Printing                                                      1,762
  Fees and expenses of nonaffiliated trustees                   1,085
                                                               ------
       Total expenses                                                        $  25,552
       Less management fees waived and expenses reim-
         bursed by Pioneer Investment Management, Inc.                         (25,332)
                                                                             ---------
       Net expenses                                                          $     220
                                                                             ---------
         Net investment income                                               $      13
                                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss from:
     Investments                                                $(159)
     Forward foreign currency contracts and other assets and
       liabilities denominated in foreign currencies              (74)       $    (233)
                                                                ------       ---------
  Net unrealized gain (loss) from:
     Investments                                                             $  (3,594)
                                                                             ---------
  Net loss on investments and foreign currency transactions                  $  (3,827)
                                                                             ---------
  Net decrease in net assets resulting from operations                       $  (3,814)
                                                                             =========

8    The accompanying notes are an integral part of these financial statements.

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period from 1/11/02 (Commencement of Operations) to 2/28/02

                                                                    1/11/02
                                                                      to
                                                                    2/28/02
                                                                  (unaudited)
FROM OPERATIONS:
Net investment income                                             $     13
Net realized loss on investments and foreign currency
  transactions                                                        (233)
Net unrealized loss on investments and foreign currency
  transactions                                                      (3,594)
                                                                  --------
Net decrease in net assets resulting from operations              $ (3,814)
                                                                  --------
NET ASSETS:
Beginning of period (Initial capitalization - 10,000 shares)      $100,000
                                                                  --------
End of period (including accumulated undistributed net
  investment income of $13)                                       $ 96,186
                                                                  ========

                            '01 Shares   '01 Amount
                           (unaudited)   (unaudited)
CLASS A
Shares sold                      --         $ --
Less shares repurchased          --           --
                               ----         ----
  Net increase                   --         $ --
                               ====         =====



The accompanying notes are an integral part of these financial statements.    9

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02
--------------------------------------------------------------------------------

                                                                       1/11/02
                                                                         to
                                                                       2/28/02
                                                                     (unaudited)
CLASS A
Net asset value, beginning of period                                  $  10.00
                                                                      --------
  Net investment income                                               $   0.00(a)
  Net realized and unrealized gain (loss) on investments and
    foreign currency transactions                                        (0.38)
                                                                      --------
Net decrease in net asset value                                       $  (0.38)
                                                                      --------
Net asset value, end of period                                        $   9.62
                                                                      ========
Total return*                                                            (3.80)%
Ratio of net expenses to average net assets+                              1.75%**
Ratio of net investment income to average net assets+                     0.10%**
Portfolio turnover rate                                                     86%
Net assets, end of period (in thousands)                              $     96
Ratios assuming no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                         203.60%**
   Net investment loss                                                 (201.75)%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                           1.75%**
   Net investment income                                                  0.10%**

(a) Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio assuming no reduction for fees paid indirectly.

10   The accompanying notes are an integral part of these financial statements.

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended
                                                                          2/28/02
                                                                        (unaudited)
CLASS B
Net asset value, beginning of period                                       $ 8.94
                                                                           ------
Increase (decrease) from investment operations:
  Net investment loss                                                      $(0.13)
  Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                   (0.19)
                                                                           ------
Net increase (decrease) in net asset value                                 $(0.32)
                                                                           ------
Net asset value, end of period                                             $ 8.62
                                                                           ======
Total return*                                                                3.71%
Ratio of net expenses to average net assets+                                 3.64%**+
Ratio of net investment loss to average net assets+                         (2.25)%**+
Portfolio turnover rate                                                        90%
Net assets, end of period (in thousands)                                   $8,656
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                              4.14%**
   Net investment loss                                                      (2.75)%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                              3.62%**
   Net investment loss                                                      (2.23)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   11

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 2/28/02 (continued)
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended
                                                                          2/28/02
                                                                        (unaudited)
CLASS C
Net asset value, beginning of period                                       $ 8.84
                                                                           ------
Increase (decrease) from investment operations:
  Net investment loss                                                      $(0.09)
  Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                   (0.19)
                                                                           ------
Net increase (decrease) in net asset value                                 $(0.28)
                                                                           ------
Net asset value, end of period                                             $ 8.56
                                                                           ======
Total return*                                                                3.27%
Ratio of net expenses to average net assets+                                 2.77%**
Ratio of net investment loss to average net assets+                         (1.38)%**
Portfolio turnover rate                                                        90%
Net assets, end of period (in thousands)                                   $2,605
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                              3.26%**
   Net investment loss                                                      (1.87)%**
Ratios assuming waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                              2.74%**
   Net investment loss                                                      (1.35)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.

12   The accompanying notes are an integral part of these financial statements.

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Global Industrials Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on July 10, 2001 and commenced operations on January 11, 2002. Prior to January 11, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the fund by Pioneer Funds Distributor, Inc.
(PFD). The investment objective of the Fund is to seek capital growth by investing primarily in equity securities of U.S. and non-U.S. industrial products and services issuers.

Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited) (continued)
--------------------------------------------------------------------------------

    securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    By investing primarily in industrial products and services companies, the Fund has the risks associated with concentrating its investments in industries that are part of the industrial sector. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are nore pronounced to the extent that the Fund invests a significant portion of its non-U.S. investments in any one region. The Fund is non diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated in to U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency translations represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    At February 28, 2002, the Fund had no outstanding portfolio hedges. The Funds gross forward currency settlement contracts receivable and payable were $2,626 and $2,622, respectively, resulting in a net receivable of $4.


D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investments companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/02 (unaudited) (continued)
--------------------------------------------------------------------------------

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned no underwriting commissions on the sale of fund shares during the period ended February 28, 2002.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment advisor, manages the Fund's portfolio and is a majorty owned subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory

Pioneer Global Industrials Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

reporting and insurance premiums, are paid by the Fund. At February 28, 2002, $4,811 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $396 in transfer agent fees payable to PIMSS at February 28, 2002.

4. Distribution Plans

The Fund adopted Plans of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $31 in distribution fees payable to PFD at February 28, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the period ended February 28, 2002, no CDSCs were paid to PFD.

5. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended February 28, 2002, the Fund's expenses were reduced by $18,457 under such arrangements.

Pioneer Global Industrials Fund

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
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Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
Mary K. Bush                      Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.            Vice President
Margaret B.W. Graham              Vincent Nave, Treasurer
Marguerite A. Piret               Joseph P. Barri, Secretary
Daniel T. Geraci
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, propectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our Internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

Pioneer Investment Management, Inc.                                11712-00-0402
60 State Street                         (C) 2002 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                  Underwriter of Pioneer mutual funds
www.pioneerfunds.com                  [recycle symbol] Printed on Recycled Paper